Stock Compensation Plans - Summary of Status of Non-Vested Shares/Units of Restricted Stock and Deferred Stock Units (Details)	12 Months Ended
Mar. 31, 2020 $ / shares shares
Share-based Payment Arrangement [Abstract]
Shares, Non-vested restricted awards and deferred stock units at March 31, 2019 | shares	1,081,379
Shares, Granted | shares	598,879
Shares, Vested | shares	(282,330)
Shares, Forfeited | shares	(238,298)
Shares, Non-vested restricted awards and deferred stock units at March 31, 2020 | shares	1,159,630
Weighted- Average Grant Date Fair Value, Non-vested restricted awards and deferred stock units at March 31, 2019 | $ / shares	$ 26.01
Weighted- Average Grant Date Fair Value, Granted | $ / shares	22.12
Weighted- Average Grant Date Fair Value, Vested | $ / shares	24.98
Weighted- Average Grant Date Fair Value, Forfeited | $ / shares	22.18
Weighted- Average Grant Date Fair Value, Non-vested restricted awards and deferred stock units at March 31, 2020 | $ / shares	$ 24.40